Loan to Third Party	12 Months Ended
Mar. 31, 2025
Loan to Third Party [Abstract]
Loan to third party

Note 10 — Loan to third party

Loan to third party consist of the following:

Name of third party*	Maturities	Interest Rate	As of March 31, 2025	As of March 31, 2024

2 Game LLC	Repay in two installments, to be due on September 1, 2025, and March 1, 2026	10% started from April 1, 2025	382,024	-
Total			$382,024	$-

2Game LLC is an e-sports company engaged in digital gaming and online tournament operations. In order to promote 2Game’s platform and create potential business synergies between both parties, the Company provided a loan to 2Game LLC.